Loan Capital - Summary (Details) - AUD ($) $ in Millions	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Loan capital
Loan capital	$ 37,883	$ 33,176	$ 31,254
Additional Tier 1 (AT1) loan capital
Loan capital
Loan capital	10,104	9,806
Westpac capital notes
Loan capital
Loan capital	8,376	8,056
USD AT1 securities
Loan capital
Loan capital	1,728	1,750
Tier 2 loan capital
Loan capital
Loan capital	27,779	23,370
Subordinated notes
Loan capital
Loan capital	27,779	23,370
Parent Entity
Loan capital
Loan capital	36,770	32,085	$ 30,734
Parent Entity | Additional Tier 1 (AT1) loan capital
Loan capital
Loan capital	10,104	9,806
Parent Entity | Westpac capital notes
Loan capital
Loan capital	8,376	8,056
Parent Entity | USD AT1 securities
Loan capital
Loan capital	1,728	1,750
Parent Entity | Tier 2 loan capital
Loan capital
Loan capital	26,666	22,279
Parent Entity | Subordinated notes
Loan capital
Loan capital	$ 26,666	$ 22,279